Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule Of Warrant Liabilities
The following table summarizes the warrant activity for the period:

Warrant Liabilities
Fair value at December 31, 2014	$6,780
Fair value adjustment at December 14, 2015	(6,780)
Fair value at December 31, 2015	$—